COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

Future minimum operating lease payments, as of September 25, 2011 are as follows:

Year ended
2011	21
2012	135
2013	144
2014	144
2015	144
Thereafter	156
$744

Rent expense charged to operations was $67 and $104 for the nine months ended September 25, 2011 September 26, 2010, respectively.

The Company’s fulfillment provider purchases the Company’s proprietary products and bills the Company upon sale of the product.  In the event the products are no longer selling, or become outdated, the Company is required to pay for these products within 45 days of notice.  The fulfillment agreement is currently in effect until April 27, 2013, and automatically extends for one year unless terminated with 6 months notice by either party.  The amount of proprietary inventory at the fulfillment provider, that the Company is committed to purchase at September 25, 2011 was approximately $125.

On September 15, 2011, a lawsuit alleging patent infringement was filed against the Company in the United States District Court, Eastern District of Texas, Marshall Division.  The case is styled DietGoal Innovations LLC v. Arby’s Restaurant Group, Inc.; 2:11-cv-00418-DF.  The Company is one of 26 defendants named in this action. The plaintiff alleges that the Company has been and now is directly infringing one or more claims of U.S. Patent No. 6,585,516, entitled Method and System for Computerized Visual Behavior Analysis, Training and Planning. DietGoal Innovations requests a trial by jury.  This claim is in the early stages and the Company has been unable to reasonably estimate a range of possible loss, if any, at this time.

Future minimum operating lease payments, as of December 26, 2010 are as follows:

2011	88
2012	140
2013	144
2014	144
2015	144
Thereafter	156
$816

The Company’s fulfillment provider purchases the Company’s proprietary products and bills the Company upon sale of the product.  In the event the products are no longer selling, or become outdated, the Company is required to pay for these products within 45 days of notice.  The fulfillment agreement is currently in effect until April 27, 2013, and automatically extends for one year unless terminated with 6 months notice by either party.  The amount of proprietary inventory at the fulfillment provider, that the Company is committed to purchase at December 26, 2010 was approximately $300.

Rent expense charged to operations was $139 and $134 for the years ended December 26, 2010 and December 27, 2009, respectively.

The Company is subject from time-to-time to legal proceedings arising out of the normal conduct of its business, which the Company believes will not materially affect its financial position or results of operations.